12. INCOME TAXES: Schedule of tax credits and unused tax losses (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Exploration and evaluation assets
Significant components of the Company's temporary differences, unused tax credits and unused tax losses	$ 2,962,000	$ 3,916,000
Expiry Date Range	No expiry date	No expiry date
Property and equipment
Significant components of the Company's temporary differences, unused tax credits and unused tax losses	$ 53,000	$ 117,000
Expiry Date Range	No expiry date	No expiry date
Share issue costs
Significant components of the Company's temporary differences, unused tax credits and unused tax losses	$ 111,000	$ 112,000
Expiry Date Range	2039 to 2042	2038 to 2041
Allowable capital losses
Significant components of the Company's temporary differences, unused tax credits and unused tax losses	$ 3,221,000	$ 1,591,000
Expiry Date Range	No expiry date	No expiry date
Non-capital losses available for future periods
Significant components of the Company's temporary differences, unused tax credits and unused tax losses	$ 15,614,000	$ 14,448,000
Expiry Date Range	2019 to 2038	2018 to 2037